Stockholders' Equity (Schedule of Valuation Assumptions for Common Stock Purchase Warrants) (Details) (USD $)	6 Months Ended		12 Months Ended				0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011	Jun. 28, 2012 Common Stock Purchase Warrants [Member]	Jun. 28, 2012 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]
Stockholders Equity Note [Line Items]
Number of shares underlying the warrants							250,000	50,000
Exercise price of warrants					1.0	7.0	0.64	7.0
Volatility							185.00%	190.00%
Risk-free interest rate							0.69%	1.65%
Expected dividend yield							0.00%	0.00%
Expected life (years)							3	5
Common shares issued towards asset acquisition	$ 860,112	$ 500,000	$ 500,000